Inventories (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Inventory Disclosure [Line Items]
Finished goods	¥ 291,023	¥ 232,584
Work in process	166,076	116,679
Raw materials	19,605	35,514
Inventories (Note 4)	¥ 476,704	¥ 384,777